Label	Element	Value
Class R6 | U.S. Large-Cap Equity Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	54.90%
Class R6 | International Equity Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.80%
Class R6 | U.S. Investment-Grade Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.10%
Class R6 | U.S. Small- and Mid-Cap Equity Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
Class R6 | Emerging-Markets Equity Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Class R6 | U.S. High-Yield Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%